Identifiable Intangible Assets and Goodwill - Narrative (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization expense for finite-lived intangible assets	$ 4.1	$ 4.8	$ 5.3
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years